Operating Segments (Details) - Schedule of Reporting on Operating Segments - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule of Reporting on Operating Segments [Line Items]
Revenues	$ 42,472	$ 37,443	$ 80,208	$ 68,153	$ 142,519
Gross profit	18,951	14,436	35,702	26,275	55,490
Unallocated corporate expenses	(13,311)	(11,805)	(26,023)	(23,355)	(45,426)
Finance expenses, net	(1,151)	(726)	(2,751)	(2,811)	(1,635)
Income before taxes on income	4,489	1,905	6,928	109	8,429
Reportable Segments [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	39,146	30,940	72,904	55,001	115,458
Gross profit	18,428	13,748	34,566	24,585	52,116
Reportable Segments [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	3,326	6,503	7,304	13,152	27,061
Gross profit	$ 523	$ 688	$ 1,136	$ 1,690	$ 3,374